UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/29/12

FORM N-Q

Item 1.                        Schedule of Investments.

                        (INSERT SCHEDULE OF INVESTMENTS HERE)

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund

February 29, 2012 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.4%	Rate (%)		Date	Amount ($)		Value ($)
Alabama--3.1%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)		0.12	3/1/12	3,600,000	a	3,600,000
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC;
JPMorgan Chase Bank)		0.21	3/7/12	20,000,000	a	20,000,000

California--2.2%
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)		0.20	3/7/12	6,355,000	a	6,355,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank NA)		0.20	3/7/12	5,100,000	a	5,100,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)		0.23	3/27/12	5,000,000		5,000,000

Colorado--7.0%
Branch Banking and Trust Municipal
Trust Co. (Series 2027) (City
and County of Denver, Airport
System Revenue) (Liquidity
Facility; Branch Banking and
Trust Co. and LOC; Branch
Banking and Trust Co.)		0.19	3/7/12	10,160,000 a,b,c		10,160,000
Colorado,
Education Loan Program

Revenue, TRAN	2.00	6/29/12	7,000,000		7,042,850
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; FHLB)	0.15	3/7/12	12,500,000	a	12,500,000
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; Royal Bank of Canada)	0.15	3/7/12	9,010,000	a	9,010,000
JPMorgan Chase Putters/Drivers
Trust (Series 4024) (Colorado,
General Fund TRAN) (Liquidity
Facility; JPMorgan Chase Bank)	0.13	3/1/12	5,000,000 a,b,c		5,000,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.14	3/7/12	9,765,000	a	9,765,000

Florida--2.9%
Branch Banking and Trust Municipal
Trust Co. (Series 2057)
(Miami-Dade County, Aviation
Revenue (Miami International
Airport)) (Liquidity Facility;
Branch Banking and Trust Co.
and LOC; Branch Banking and
Trust Co.)	0.17	3/7/12	10,090,000 a,b,c		10,090,000
Florida Housing Finance Agency,
Housing Revenue (Caribbean Key
Apartments Project) (LOC; FNMA)	0.17	3/7/12	10,425,000	a	10,425,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wells Fargo Bank)	0.18	3/6/12	2,000,000		2,000,000

Georgia--2.5%
Atlanta,
Airport Revenue, CP (LOC;
Wells Fargo Bank)	0.18	4/17/12	12,000,000		12,000,000
Cherokee County School System,
GO Notes	5.00	8/1/12	1,745,000		1,779,188
Georgia Municipal Gas Authority,
Gas Revenue, Refunding (Gas
Portfolio III Project)	2.00	11/13/12	5,000,000		5,057,427

Illinois--2.6%
Illinois Educational Facilities
Authority, Revenue (Saint
Xavier University Project)
(LOC; Bank of America)	0.23	3/7/12	9,005,000	a	9,005,000
Illinois Toll Highway Authority,
Toll Highway Senior Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.17	3/7/12	11,000,000	a	11,000,000

Indiana--2.1%
Indiana Bond Bank,
Advance Funding Program Notes	1.25	1/3/13	2,300,000		2,317,328
Indiana Finance Authority,
Revenue, Refunding (Trinity
Health Credit Group)	0.12	3/7/12	8,700,000	a	8,700,000
Indiana Health Facility Financing
Authority, Hospital
Improvement Revenue, Refunding
(Community Hospitals Projects)
(P-FLOATS Series MT-662)
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.47	3/7/12	5,000,000 a,b,c		5,000,000

Kentucky--.3%
Kentucky Rural Water Finance
Corporation, Public Projects
Revenue, Refunding (Flexible
Term Program)	1.25	2/1/13	2,300,000		2,315,776

Louisiana--5.7%
Ascension Parish,
CP (BASF SE)	0.37	5/11/12	5,000,000		5,000,000
Ascension Parish,
Revenue (BASF Corporation
Project)	0.29	3/7/12	10,000,000	a	10,000,000
Louisiana Local Government

Environmental Facilities and
Community Development
Authority, Revenue (Nicholls
State University Student
Housing/Nicholls State
University Facilities
Corporation Project) (Insured;
Assured Guaranty Municipal
Corp. and LOC; FHLB)	0.26	3/7/12	10,000,000	a	10,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.11	3/1/12	17,500,000	a	17,500,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.26	3/7/12	1,100,000	a	1,100,000

Maryland--2.7%
Anne Arundel County,
CP (LOC; State Street Bank and
Trust Co.)	0.10	3/5/12	5,400,000		5,400,000
Maryland,
GO Notes (State and Local
Facilities Loan)	5.00	3/1/12	1,190,000		1,190,000
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Trust)	0.26	3/7/12	3,370,000	a	3,370,000
Maryland Industrial Development
Financing Authority, Revenue
(Mercy High School Facility)
(LOC; M&T Trust)	0.26	3/7/12	2,670,000	a	2,670,000
Maryland Stadium Authority,
Sports Facilities LR,
Refunding (Football Stadium
Issue) (Liquidity Facility;
Sumitomo Mitsui Banking Corp.)	0.13	3/7/12	8,000,000	a	8,000,000

Massachusetts--.4%
Massachusetts Health and
Educational Facilities

Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.14	3/1/12	3,200,000	a	3,200,000

Michigan--6.9%
Board of Trustees of the Michigan
State University, CP	0.09	3/12/12	5,000,000		5,000,000
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue (LOC;
Citibank NA)	0.16	3/7/12	23,000,000	a	23,000,000
Michigan Strategic Fund,
LOR (Extruded Aluminum
Corporation Project) (LOC;
Comerica Bank)	0.26	3/7/12	7,705,000	a	7,705,000
Oakland County Economic
Development Corporation, LOR
(Three M Tool and Machine,
Inc. Project) (LOC; Comerica
Bank)	0.26	3/7/12	7,675,000	a	7,675,000
University of Michigan,
CP	0.15	3/5/12	10,000,000		10,000,000

Minnesota--2.3%
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.25	3/1/13	3,500,000		3,529,645
University of Minnesota,
CP	0.13	4/4/12	10,000,000		10,000,000
University of Minnesota,
CP	0.15	4/9/12	4,000,000		4,000,000

Mississippi--1.3%
Mississippi Business Finance
Corporation, Revenue,
Refunding (Renaissance at
Colony Park, LLC Refunding
Project) (LOC; FHLB)	0.16	3/7/12	9,800,000	a	9,800,000

Missouri--2.9%
Missouri Development Finance

Board, LR, CP (LOC; U.S. Bank
NA)	0.12	4/3/12	9,000,000		9,000,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; U.S. Bank
NA)	0.12	3/1/12	6,000,000	a	6,000,000
Platte County Industrial
Development Authority, IDR
(Complete Home Concepts
Project) (LOC; U.S. Bank NA)	0.19	3/7/12	6,800,000	a	6,800,000

Nebraska--.4%
Lancaster County Hospital
Authority Number 1, HR,
Refunding (BryanLGH Medical
Center) (LOC; U.S. Bank NA)	0.14	3/7/12	3,000,000	a	3,000,000

Nevada--3.2%
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Royal Bank
of Canada)	0.12	3/7/12	8,105,000	a	8,105,000
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.16	3/15/12	10,000,000		10,000,000
Las Vegas Valley Water District,
CP (LOC; Wells Fargo Bank)	0.16	5/22/12	6,000,000		6,000,000

New Hampshire--3.4%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Derryfield School Issue)
(LOC; RBS Citizens NA)	0.18	3/7/12	6,970,000	a	6,970,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.11	3/1/12	10,000,000	a	10,000,000
New Hampshire Health and Education

Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.11	3/1/12	9,100,000	a	9,100,000

New Jersey--1.0%
Montclair Township,
Temporary Notes	1.50	3/9/12	2,000,000		2,000,216
Woodbridge Township Board of
Education, Temporary Notes	1.00	2/6/13	5,600,000		5,626,026

New York--3.8%
Harborfields Central School
District of Greenlawn, GO
Notes, TAN	1.00	6/22/12	5,000,000		5,009,379
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; Citibank NA)	0.11	4/5/12	5,000,000		5,000,000
Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1, LLC -
Robert Weslayan College
Project) (LOC; M&T Trust)	0.21	3/7/12	2,600,000	a	2,600,000
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Liquidity Facility;
Bank of America)	0.17	3/7/12	2,185,000	a	2,185,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Bank of America)	0.22	3/7/12	5,000,000	a	5,000,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue
(Liquidity Facility; Barclays
Bank PLC)	0.14	3/7/12	7,300,000	a	7,300,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; U.S. Bank NA)	0.08	3/1/12	2,000,000	a	2,000,000

North Carolina--2.1%
Charlotte,
GO Notes, Refunding	5.00	6/1/12	1,000,000		1,011,991
North Carolina Medical Care
Commission, Health Care
Facility Revenue
(MERLOTS-Series A39)
(Providence Place Retirement
Community Nursing Home
Project) (Liquidity Facility;
Wells Fargo Bank and LOC; GNMA)	0.14	3/7/12	4,680,000 a,b,c		4,680,000
Wells Fargo Stage Trust (Series
147C) (Charlotte Housing
Authority, Capital Fund
Program Revenue (Strawn and
Parktowne Rehabilitation
Project)) (Liquidity Facility;
Wells Fargo Bank and LOC;
Wells Fargo Bank)	0.17	3/7/12	10,260,000 a,b,c		10,260,000

Ohio--1.7%
Akron,
GO Notes, BAN (Various Purpose)	1.13	11/15/12	2,000,000		2,007,372
Montgomery County,
Revenue (Catholic Health
Initiatives) (Liquidity
Facility; U.S. Bank NA)	0.12	3/7/12	7,000,000	a	7,000,000
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; JPMorgan
Chase Bank)	0.23	3/7/12	290,000	a	290,000
Union Township,
GO Notes, BAN (Various Purpose)	1.13	9/12/12	4,000,000		4,010,044

Pennsylvania--7.4%
Allegheny County,
GO Notes, TRAN	2.00	7/16/12	9,400,000		9,462,896
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;

Wells Fargo Bank)	0.18	3/7/12	17,800,000	a	17,800,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.21	3/7/12	5,400,000	a	5,400,000
Montgomery County Industrial
Development Authority, Revenue
(Waverly Heights Limited
Project) (LOC; M&T Trust)	0.17	3/7/12	5,000,000	a	5,000,000
Pennsylvania Housing Finance
Agency, SFMR (Liquidity
Facility; Bank of
Tokyo-Mitsubishi UFJ Trust
Company)	0.14	3/7/12	10,000,000	a	10,000,000
Pittsburgh and Allegheny County
Sports and Exhibition
Authority, Commonwealth LR
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; PNC Bank NA)	0.18	3/7/12	9,795,000	a	9,795,000

South Carolina--2.9%
Charleston County School District,
GO Notes, TAN	2.50	4/1/12	7,000,000		7,013,986
Darlington County School District,
GO Notes	1.25	5/1/12	3,000,000		3,004,599
South Carolina Association of
Governmental Organizations, COP	1.00	3/1/12	3,350,000		3,350,000
South Carolina Association of
Governmental Organizations, COP	1.50	4/13/12	8,500,000		8,512,621

Tennessee--4.9%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.16	3/7/12	15,450,000	a	15,450,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of

America)	0.25	3/1/12	10,000,000	a	10,000,000
Industrial Development Board of
Blount County and the Cities
of Alcoa and Maryville, Local
Government Public Improvement
Revenue (Maryville Civic Arts
Center Project) (LOC; Branch
Banking and Trust Co.)	0.14	3/7/12	2,000,000	a	2,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.21	3/7/12	10,000,000	a	10,000,000

Texas--21.6%
Brazos County Health Facilities
Development Corporation,
Revenue (Franciscan Services
Corporation Obligated Group)
(P-FLOATS Series MT-635)
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.42	3/7/12	5,000,000 a,b,c		5,000,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.20	3/7/12	10,000,000		10,000,000
Gulf Coast Waste Disposal
Authority, SWDR (Air Products
Project)	0.15	3/7/12	5,000,000	a	5,000,000
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (The
Methodist Hospital System)	0.09	3/1/12	6,280,000	a	6,280,000
Hunt Memorial Hospital District,
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.19	3/7/12	4,230,000	a	4,230,000
Jefferson County Industrial
Development Corporation,

Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.30	3/29/12	1,700,000		1,700,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.50	3/29/12	14,700,000		14,700,000
North Texas Higher Education
Authority, Inc., Student Loan
Revenue (LOC: Bank of America
and Lloyds TSB Bank LLC)	0.31	3/7/12	16,000,000	a	16,000,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.37	5/11/12	5,000,000		5,000,000
RBC Municipal Products Inc. Trust
(Series E-14) (Houston,
Combined Utility System First
Lien Revenue, Refunding)
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.16	3/7/12	21,000,000 a,b,c		21,000,000
San Antonio,
Electric and Gas Systems
Junior Lien Revenue (Liquidity
Facility; Royal Bank of Canada)	0.15	3/7/12	8,500,000	a	8,500,000
Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas
Health Resources System)	0.11	3/7/12	10,000,000	a	10,000,000
Texas Department of Housing and
Community Affairs, Multifamily
Housing Mortgage Revenue,
Refunding (Red Hills Villas)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.24	3/7/12	4,815,000	a	4,815,000
Texas Department of Housing and
Community Affairs, SFMR	0.16	3/7/12	30,295,000	a	30,295,000
Texas Municipal Power Agency,
Revenue, CP (LOC: Bank of
America and JPMorgan Chase

Bank)	0.19	3/6/12	10,000,000		10,000,000
Texas Municipal Power Agency,
Revenue, CP (LOC: Bank of
America and JPMorgan Chase
Bank)	0.12	3/12/12	7,000,000		7,000,000
Texas Transportation Commission,
State Highway Fund First Tier
Revenue (P-FLOATS Series
MT-715) (Liquidity Facility;
Bank of America)	0.22	3/7/12	6,000,000 a,b,c		6,000,000

Utah--.7%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)
(Liquidity Facility; JPMorgan
Chase Bank)	0.10	3/1/12	5,000,000	a	5,000,000

Virginia--2.0%
Richmond,
CP (Liquidity Facility; Bank
of America)	0.19	3/6/12	15,000,000		15,000,000

West Virginia--.4%
Ritchie County,
IDR (Simonton Building
Products, Inc.) (LOC; PNC Bank
NA)	0.19	3/7/12	2,800,000	a	2,800,000

Total Investments (cost $767,426,344)			100.4%		767,426,344
Liabilities, Less Cash and Receivables			(.4%)		(3,258,792)
Net Assets			100.0%		764,167,552

a Variable rate demand note - rate shown is the interest rate in effect at February 29, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, these securities amounted to $77,190,000 or 10.1% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	767,426,344
Level 3 - Significant Unobservable Inputs	-
Total	767,426,344

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	April 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)